UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD 21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza            Baltimore, MD           January 15, 2009
[Signature]                   [City, State]           [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F information Table Entry Total:   106

Form 13F Information Table Value Total:   229,671

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                 Title                                                                         Voting Authority
                                  of                        Value   Shares/  Sh/  Put/  Invstmt  Other      ----------------------
Name of Issuer                   class       CUSIP         (x$1000) Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared   None
----------------------------------------------------------------------------------------------------------------------------------
ABM Industries Inc.               COM       000957100         3106   163055  SH         Sole                 71156           91899
AGCO Corp                         COM       001084102         3217   136368  SH         Sole                 59210           77158
ATP Oil & Gas Corp.               COM       00208J108          224    38210  SH         Sole                                 38210
Alexion Pharmaceuticals Inc.      COM       015351109         7878   217685  SH         Sole                 91130          126555
Alliant Techsystems               COM       018804104         4721    55049  SH         Sole                 24025           31024
Alpha Natural Resources           COM       02076X102         2813   173776  SH         Sole                 79535           94241
Altera Corp                       COM       021441100         2289   136996  SH         Sole                 59690           77306
American Public Education         COM       02913V103          330     8876  SH         Sole                                  8876
Analogic Corp.                    COM       032657207          253     9278  SH         Sole                                  9278
Arch Coal Inc.                    COM       039380100         4055   248896  SH         Sole                108180          140716
Astoria Financial Corp.           COM       046265104         3210   194800  SH         Sole                 73975          120825
Autodesk Inc.                     COM       052769106         1874    95391  SH         Sole                 41655           53736
Bucyrus International             COM       118759109          305    16460  SH         Sole                                 16460
Cameron International             COM       13342B105         3361   163951  SH         Sole                 71581           92370
Carrizo Oil and Gas               COM       144577103          284    17660  SH         Sole                                 17660
Cavium Networks                   COM       14965A101          289    27470  SH         Sole                                 27470
Coinstar Inc.                     COM       19259P300          361    18480  SH         Sole                                 18480
Community Health Systems          COM       203668108         3519   241336  SH         Sole                 97045          144291
Compass Minerals International    COM       20451N101         3875    66060  SH         Sole                 26100           39960
Computer Programs & Systems In    COM       205306103          324    12104  SH         Sole                                 12104
Constant Contact Inc              COM       210313102          370    27950  SH         Sole                                 27950
Corinthian Colleges               COM       218868107          366    22340  SH         Sole                                 22340
Cree, Inc.                        COM       225447101         3714   234035  SH         Sole                 95110          138925
Crown Castle International        COM       228227104         3926   223322  SH         Sole                 97045          126277
DTS Inc.                          COM       23335C101          377    20527  SH         Sole                                 20527
Daktronics Inc                    COM       234264109          323    34460  SH         Sole                                 34460
Data Domain Inc                   COM       23767P109          319    16970  SH         Sole                                 16970
DeVry Inc.                        COM       251893103         4530    78910  SH         Sole                 34510           44400
Dean Foods Co.                    COM       242370104         4110   228700  SH         Sole                 99810          128890
Dime Community Bancshares         COM       253922108          392    29460  SH         Sole                                 29460
Electronic Arts, Inc.             COM       285512109         2679   166990  SH         Sole                 73100           93890
Endo Pharmaceuticals              COM       29264F205         5726   221256  SH         Sole                 88312          132944
Energy Conversion Devices         COM       292659109         3429   136013  SH         Sole                 55008           81005
Estee Lauder Cos.                 COM       518439104         3006    97100  SH         Sole                 42430           54670
FMC Corp.                         COM       302491303         3173    70940  SH         Sole                 31153           39787
FTI Consulting                    COM       302941109         2231    49930  SH         Sole                 21860           28070
Finish Line Inc.                  COM       317923100          267    47635  SH         Sole                                 47635
Flower Foods Inc.                 COM       343498101          268    10990  SH         Sole                                 10990
Foster Wheeler Ltd.               COM       G36535139         3108   132938  SH         Sole                 57535           75403
Foundation Coal Holdings          COM       35039W100          268    19140  SH         Sole                                 19140
GameStop Corp. Cl. A              COM       36467W109         3069   141700  SH         Sole                 62025           79675
Gartner Inc.                      COM       366651107         2522   141420  SH         Sole                 52651           88769
Genoptix                          COM       37243V100          360    10570  SH         Sole                                 10570
Greatbatch Inc.                   COM       39153L106          319    12073  SH         Sole                                 12073
Hanger Orthopedic Group Inc.      COM       41043F208          300    20700  SH         Sole                                 20700
Hercules Offshore                 COM       427093109          280    59000  SH         Sole                                 59000
Hudson City Bancorp               COM       443683107         3452   216263  SH         Sole                 94455          121808
Hughes Communications Inc         COM       444398101          259    16270  SH         Sole                                 16270
Huron Consulting Group Inc.       COM       447462102         4649    81178  SH         Sole                 31635           49543
ION Geophysical Corp              COM       462044108          223    64920  SH         Sole                                 64920
Illumina                          COM       452327109         6800   261042  SH         Sole                114230          146812
Janus Capital Group               COM       47102X105         3018   375831  SH         Sole                144090          231741
Joy Global                        COM       481165108         4237   185081  SH         Sole                 80651          104430
Kansas City Southern              COM       485170302         2724   142970  SH         Sole                 62765           80205
Koppers Holdings Inc              COM       50060P106          313    14490  SH         Sole                                 14490
L-1 Identity Solutions Inc.       COM       50212A106          309    45780  SH         Sole                                 45780
LKQ Corp                          COM       501889208         4296   368479  SH         Sole                147484          220995
Lance Inc                         COM       514606102          205     8950  SH         Sole                                  8950
Lawson Software Inc.              COM       52078P102         4554   960746  SH         Sole                388825          571921
Legg Mason Inc.                   COM       524901105         3294   150365  SH         Sole                 65811           84554
Marvell Technology Group, Ltd.    COM       G5876H105         3115   466949  SH         Sole                203785          263164
MasTec Inc                        COM       576323109          472    40800  SH         Sole                                 40800
Myriad Genetics                   COM       62855J104          397     5991  SH         Sole                                  5991
NII Holdings                      COM       62913F201         2777   152723  SH         Sole                 66680           86043
NTELOS Holdings Corp.             COM       67020Q107         6899   279746  SH         Sole                114632          165114
Nalco Holding Co.                 COM       62985Q101         3106   269193  SH         Sole                107826          161367
Nasdaq OMX Group, Inc.            COM       631103108         3323   134497  SH         Sole                 58905           75592
Natus Medical Inc                 COM       639050103          293    22606  SH         Sole                                 22606
Net 1 U.E.P.S. Technologies In    COM       64107N206          465    33934  SH         Sole                                 33934
Netflix Inc.                      COM       64110L106         6615   221305  SH         Sole                 91020          130285
NeuStar Inc.                      COM       64126X201         3481   181958  SH         Sole                 67676          114282
NuVasive Inc.                     COM       670704105          237     6830  SH         Sole                                  6830
O'Reilly Automotive Inc.          COM       686091109         5068   164880  SH         Sole                 72000           92880
Oceaneering International         COM       675232102         3356   115153  SH         Sole                 50240           64913
Odyssey HealthCare Inc            COM       67611V101          338    36586  SH         Sole                                 36586
Onyx Pharmaceuticals Inc.         COM       683399109          328     9610  SH         Sole                                  9610
Panera Bread Company Cl A         COM       69840W108         4632    88677  SH         Sole                 35130           53547
Pozen Inc                         COM       73941U102          277    54893  SH         Sole                                 54893
Qiagen, N.V.                      COM       N72482107         4182   238134  SH         Sole                103895          134239
Quanta Services, Inc.             COM       74762E102         4731   238915  SH         Sole                103145          135770
RehabCare Group                   COM       759148109          317    20914  SH         Sole                                 20914
SBA Communications                COM       78388J106         4856   297523  SH         Sole                129450          168073
Salesforce.com Inc.               COM       79466L302         4460   139329  SH         Sole                 60835           78494
Sally Beauty Holdings Inc.        COM       79546E104         3412   599648  SH         Sole                234225          365423
Skyworks Solutions                COM       83088M102         2188   394990  SH         Sole                150975          244015
Smith International Inc.          COM       832110100         2571   112334  SH         Sole                 48981           63353
Smithfield Foods Inc.             COM       832248108         4665   331577  SH         Sole                145450          186127
Solera Holdings Inc               COM       83421A104          354    14690  SH         Sole                                 14690
SonoSite Inc                      COM       83568G104          345    18091  SH         Sole                                 18091
Steris Corp                       COM       859152100          260    10877  SH         Sole                                 10877
Sun Healthcare Group Inc.         COM       866933401          296    33482  SH         Sole                                 33482
Synopsys                          COM       871607107         2443   131922  SH         Sole                 57770           74152
Taleo Corp.                       COM       87424N104          195    24950  SH         Sole                                 24950
Tessera Technologies Inc          COM       88164L100          249    20950  SH         Sole                                 20950
Thoratec Corp.                    COM       885175307          241     7430  SH         Sole                                  7430
Timken Co.                        COM       887389104          474    24170  SH         Sole                                 24170
Titan International               COM       88830M102          422    51212  SH         Sole                                 51212
Tupperware Brands Corp            COM       899896104          401    17659  SH         Sole                                 17659
Ultratech Inc                     COM       904034105          317    26510  SH         Sole                                 26510
United Therapeutics Corp.         COM       91307C102         2962    47350  SH         Sole                 18640           28710
Urban Outfitters Inc.             COM       917047102         2256   150623  SH         Sole                 65935           84688
Veeco Instruments                 COM       922417100          312    49200  SH         Sole                                 49200
Verisign Inc.                     COM       92343E102         2644   138580  SH         Sole                 60540           78040
Volcano Corp.                     COM       928645100          240    16020  SH         Sole                                 16020
Wabtec                            COM       929740108         4240   106670  SH         Sole                 41050           65620
Waste Services Inc.               COM       941075202          404    61375  SH         Sole                                 61375
REPORT SUMMARY                          106 DATA RECORDS    229671               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED